Unaudited condensed consolidated statement of changes in equity - EUR (€)	Total	Share capital [member]	Share premium [member]	Other reserves [member]	Currency translation reserve [member]	Accumulated losses [member]
Beginning balance at Dec. 31, 2024	€ 267,760,741	€ 6,525,539	€ 623,641,380	€ 39,711,103	€ 137,726	€ (402,255,007)
Net loss	(91,821,509)					(91,821,509)
Currency translation reserve	(389,917)				(389,917)
Share-based payments	9,625,030			9,625,030
Settlement of share-based payments	(838,453)	42,906	5,033,484	(5,046,933)		(867,910)
Ending balance at Jun. 30, 2025	184,335,892	6,568,445	628,674,864	44,289,200	(252,191)	(494,944,426)
Beginning balance at Dec. 31, 2025	271,274,334	7,825,271	792,549,401	50,766,138	(270,169)	(579,596,307)
Net loss	(87,043,402)					(87,043,402)
Issue of share capital	112,409,702	534,704	111,874,998
Transaction costs on issue of shares	(7,190,579)		(7,190,579)
Currency translation reserve	738,943				738,943
Share-based payments	11,529,359			11,529,359
Settlement of share-based payments	(907,853)	64,566	7,825,219	(6,860,453)		(1,937,185)
Ending balance at Jun. 30, 2026	€ 300,810,504	€ 8,424,541	€ 905,059,039	€ 55,435,044	€ 468,774	€ (668,576,894)